UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22982

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Global Income Builder NextShares (EVGBC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

April 30, 2018

NextShares® is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Global Income Builder NextShares

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	36

Officers and Trustees	40

Important Notices	41

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Performance1,2,3

Portfolio Managers Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Advisers International Ltd.; Michael A. Allison, CFA and John H. Croft, CFA, of Eaton Vance and Boston Management and Research

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Fund Inception
Fund at NAV	03/30/2016	11/30/2005	1.67%	8.49%	7.64%	3.43%	9.68%
Fund at Market Price	03/30/2016	03/30/2016	1.67	8.64	—	—	9.68
MSCI World Index	—	—	3.40%	13.22%	9.27%	5.47%	14.03%
ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index	—	—	0.49	5.31	4.43	7.26	7.28
Blended Index	—	—	2.41	10.43	7.61	6.22	12.65

% Total Annual Operating Expense Ratio[4]
Gross							1.48%
Net							0.90

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund current performance may be lower or higher than indicated. The Fund performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com

2

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Fund Profile5

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)6

Alphabet, Inc., Class C	1.6%

Amazon.com, Inc.	1.2

Melrose Industries PLC	1.2

ORIX Corp.	1.0

CSX Corp.	1.0

Unilever PLC	0.9

ASML Holding NV	0.9

CDW Corp.	0.9

Natixis SA	0.9

NextEra Energy, Inc.	0.9

Total	10.5%

Asset Allocation (% of net assets)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Endnotes and Additional Disclosures

[1]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market below investment grade corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% MSCI World Index and 35% ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Fund pursues its investment objective by investing in a separate investment fund (the Portfolio). The returns at NAV for periods before the date the Fund commenced operations are for a mutual fund that invests in the Portfolio (the Portfolio Investor). The performance during such period does not represent the performance of the Fund. The prior investment performance of the Portfolio Investor (rather than the Portfolio itself) is shown because it reflects the expenses typically borne by a retail fund investing in the Portfolio. The Portfolio Investor returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown. If such an adjustment were made, the performance presented would be higher, because the Fund’s total net operating expenses are lower than those of the Portfolio Investor. Performance is for a share class of the Portfolio Investor offered at net asset value. Performance presented in the Financial Highlights included in the financial statements is not linked.

Prior to December 7, 2015, the Portfolio Investor invested at least 80% of net assets in dividend-paying common and preferred stocks. Effective December 7, 2015, the Portfolio Investor changed its name and its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Portfolio Investor was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks.

[4]

The Gross expense ratio is as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]	Excludes cash and cash equivalents.

[7]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On December 13, 2017, the Trustees of the Fund approved a 2-for-1 stock split, effective March 9, 2018. The stock split had no impact on the net assets of the Fund or the overall value of a shareholder’s investment in the Fund.

4

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
$1,000.00	$1,016.70	$4.60	**	0.92%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,020.20	$4.61	**	0.92%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Global Income Builder Portfolio, at value (identified cost, $6,212,853)	$6,499,301
Receivable from affiliates	10,914
Total assets	$6,510,215

Liabilities
Payable to affiliates:
Administration fee	$796
Operations agreement fee	265
Trustees’ fees	42
Accrued expenses	65,301
Total liabilities	$66,404
Net Assets	$6,443,811

Sources of Net Assets
Paid-in capital	$7,803,320
Accumulated distributions in excess of net investment income	(212,650)
Accumulated net realized loss from Portfolio	(1,433,307)
Net unrealized appreciation from Portfolio	286,448
Total	$6,443,811

Net Asset Value Per Share(1)
($6,443,811 ÷ 600,000 shares issued and outstanding)	$10.74

(1)	Reflects a 2-for-1 stock split effective March 9, 2018 (see Note 6).

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends allocated from Portfolio (net of foreign taxes, $17,508)	$78,982
Interest allocated from Portfolio (net of foreign taxes, $239)	72,196
Expenses allocated from Portfolio	(24,325)
Total investment income from Portfolio	$126,853

Expenses
Administration fee	$4,868
Operations agreement fee	1,623
Trustees’ fees and expenses	250
Custodian fee	9,967
Transfer and dividend disbursing agent fees	6,808
Legal and accounting services	15,367
Printing and postage	5,337
Listing fee	3,550
Intraday pricing fee	6,000
Miscellaneous	2,458
Total expenses	$56,228
Deduct —
Allocation of expenses to affiliates	$50,802
Total expense reductions	$50,802

Net expenses	$5,426

Net investment income	$121,427

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$190,074 (1)
Financial futures contracts	3,014
Foreign currency transactions	(991)
Net realized gain	$192,097
Change in unrealized appreciation (depreciation) —
Investments	$(182,993)
Financial futures contracts	(23,299)
Foreign currency	58
Net change in unrealized appreciation (depreciation)	$(206,234)

Net realized and unrealized loss	$(14,137)

Net increase in net assets from operations	$107,290

(1)	Includes $7,081 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$121,427	$793,472
Net realized gain	192,097 (1)	1,002,122 (2)
Net change in unrealized appreciation (depreciation)	(206,234)	849,199
Net increase in net assets from operations	$107,290	$2,644,793
Distributions to shareholders —
From net investment income	$(389,400)	$(764,893)
Total distributions to shareholders	$(389,400)	$(764,893)
Transactions in Fund shares —
Proceeds from sale of shares	$2,789,822	$8,202,093
Cost of shares redeemed	(2,784,443)	(18,073,335)
Transaction fees	935	4,479
Net increase (decrease) in net assets from Fund share transactions	$6,314	$(9,866,763)
Other capital —
Portfolio transaction fee contributed to Portfolio	$(1,750)	$(5,426)
Portfolio transaction fee allocated from Portfolio	1,608	11,700
Net increase (decrease) in net assets from other capital	$(142)	$6,274

Net decrease in net assets	$(275,938)	$(7,980,589)

Net Assets
At beginning of period	$6,719,749	$14,700,338
At end of period	$6,443,811	$6,719,749

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(212,650)	$55,323

Changes in shares outstanding(3)
Shares outstanding, beginning of period	600,000	1,450,000
Shares sold	250,000	800,000
Shares redeemed	(250,000)	(1,650,000)
Shares outstanding, end of period	600,000	600,000

(1)	Includes $7,081 of net realized gains from redemptions in-kind.

(2)	Includes $95,897 of net realized gains from redemptions in-kind.

(3)	Shares have been restated to reflect a 2-for-1 stock split effective March 9, 2018 (see Note 6).

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)(1)		Year Ended October 31, 2017(1)		Period Ended October 31, 2016(1)(2)
Net asset value — Beginning of period	$11.200		$10.140		$10.000

Income (Loss) From Operations
Net investment income(3)	$0.204		$0.502		$0.193
Net realized and unrealized gain (loss)	(0.015)		1.073		0.091

Total income from operations	$0.189		$1.575		$0.284

Less Distributions
From net investment income	$(0.649)		$(0.519)		$(0.150)

Total distributions	$(0.649)		$(0.519)		$(0.150)

Portfolio transaction fee, net(3)	$(0.000	)(4)	$0.004		$0.006

Net asset value — End of period	$10.740		$11.200		$10.140

Total Return on Net Asset Value(5)(6)	1.67	%(7)	15.89%		2.90	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,444		$6,720		$14,700
Ratios (as a percentage of average daily net assets):(8)
Expenses(6)	0.92	%(9)(10)	0.91	%(10)	0.90	%(9)
Net investment income	3.73	%(9)	4.71%		3.22	%(9)
Portfolio Turnover of the Portfolio	68	%(7)	143%		66	%(7)(11)

(1)	Per share data have been restated to reflect a 2-for-1 stock split effective March 9, 2018 (see Note 6).

(2)	For the period from the start of business, March 30, 2016, to October 31, 2016.

(3)	Computed using average shares outstanding.

(4)	Amount is less than $0.0005 or (0.0005), as applicable.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(6)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 1.56%, 0.57% and 2.08% of average daily net assets for the six months ended April 30, 2018, the year ended October 31, 2017 and the period ended October 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(9)	Annualized.

(10)	Includes interest expense, including allocated from the Portfolio, of 0.02% and 0.01% for the six months ended April 30, 2018 and the year ended October 31, 2017, respectively.

(11)	For the period from the Portfolio’s start of business, March 28, 2016, to October 31, 2016.

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Income Builder NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on March 30, 2016. The Fund invests all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (1.8% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

10

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $500 million and is payable monthly. On Direct Assets of $500 million and over, the annual fee is reduced. Pursuant to an investment sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended April 30, 2018, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2018, the administration fee amounted to $4,868.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the six months ended April 30, 2018, the operations agreement fee amounted to $1,623 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.90% of the Fund’s average daily net assets through February 28, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVMI were allocated $50,802 in total of the Fund’s operating expenses for the six months ended April 30, 2018.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,832,090 and $3,223,608, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1K of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statements of Changes in Net Assets.

At April 30, 2018, EVM owned approximately 97% of the outstanding shares of the Fund.

6  Stock Split

The Trustees of the Fund approved a 2-for-1 stock split, effective March 9, 2018. The stock split had no impact on the net assets of the Fund or the overall value of a shareholder’s investment in the Fund.

11

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 58.9%
Security	Shares	Value

Aerospace & Defense — 0.5%
CAE, Inc.	88,324	$1,669,554
		$1,669,554

Auto Components — 0.4%
Continental AG	5,306	$1,413,172
		$1,413,172

Automobiles — 0.3%
Bayerische Motoren Werke AG	8,274	$919,919
		$919,919

Banks — 6.8%
BNP Paribas SA	28,090	$2,168,527
Canadian Imperial Bank of Commerce	22,591	1,967,640
Credit Agricole SA	104,002	1,712,637
DNB ASA	82,271	1,538,578
ING Groep NV	100,465	1,692,887
Intesa Sanpaolo SpA	577,155	2,195,472
JPMorgan Chase & Co.	16,284	1,771,374
KeyCorp	100,657	2,005,087
Nordea Bank AB	178,085	1,811,240
Societe Generale SA	27,752	1,518,832
Sumitomo Mitsui Financial Group, Inc.	33,043	1,377,174
UniCredit SpA	73,592	1,595,468
Wells Fargo & Co.	55,452	2,881,286
		$24,236,202

Beverages — 1.3%
Anheuser-Busch InBev SA/NV	18,232	$1,811,049
Constellation Brands, Inc., Class A	4,553	1,061,441
Diageo PLC	52,443	1,870,885
		$4,743,375

Biotechnology — 0.6%
Celgene Corp.(1)	16,951	$1,476,432
Shire PLC	14,704	782,986
		$2,259,418

Building Products — 0.6%
Assa Abloy AB, Class B	102,351	$2,144,961
		$2,144,961

Security	Shares	Value

Capital Markets — 0.9%
Natixis SA	371,582	$3,051,781
		$3,051,781

Chemicals — 1.5%
Arkema SA	10,909	$1,429,020
BASF SE	8,529	887,386
Ecolab, Inc.	14,694	2,127,250
Novozymes A/S, Class B	17,275	812,148
		$5,255,804

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	21,844	$1,412,870
SECOM Co., Ltd.	18,170	1,363,182
		$2,776,052

Communications Equipment — 0.3%
Nokia Oyj	183,986	$1,103,955
		$1,103,955

Construction & Engineering — 0.4%
Bouygues SA	17,243	$879,481
Skanska AB, Class B	21,111	411,149
		$1,290,630

Consumer Finance — 1.2%
Discover Financial Services	16,756	$1,193,865
Navient Corp.	137,295	1,820,531
OneMain Holdings, Inc.(1)	35,048	1,081,231
		$4,095,627

Containers & Packaging — 0.5%
Sealed Air Corp.	37,961	$1,664,590
		$1,664,590

Diversified Financial Services — 1.0%
ORIX Corp.	202,868	$3,558,071
		$3,558,071

Diversified Telecommunication Services — 0.8%
Deutsche Telekom AG	67,759	$1,186,027
Telefonica Deutschland Holding AG	368,350	1,757,958
		$2,943,985

12	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 1.4%
Iberdrola SA	241,146	$1,863,079
NextEra Energy, Inc.	18,549	3,040,367
		$4,903,446

Electrical Equipment — 2.1%
Acuity Brands, Inc.	9,286	$1,112,184
Legrand SA	20,209	1,572,521
Melrose Industries PLC	1,335,710	4,188,316
Philips Lighting NV(2)	14,044	427,104
		$7,300,125

Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	43,187	$3,078,801
Keyence Corp.	3,389	2,066,542
		$5,145,343

Energy Equipment & Services — 0.3%
Halliburton Co.	22,119	$1,172,086
		$1,172,086

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	20,882	$2,847,469
Equity Residential	42,515	2,623,601
Simon Property Group, Inc.	6,735	1,052,950
		$6,524,020

Food Products — 0.4%
Nestle SA	5,748	$445,298
Pinnacle Foods, Inc.	19,069	1,151,768
		$1,597,066

Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	10,731	$745,805
Boston Scientific Corp.(1)	83,096	2,386,517
Danaher Corp.	15,444	1,549,342
		$4,681,664

Health Care Providers & Services — 0.7%
Anthem, Inc.	5,975	$1,410,040
UnitedHealth Group, Inc.	3,901	922,197
		$2,332,237

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp.	13,373	$843,301
		$843,301

Household Products — 0.4%
Reckitt Benckiser Group PLC	19,520	$1,531,305
		$1,531,305

Insurance — 4.1%
AIA Group, Ltd.	199,664	$1,784,437
Allianz SE	2,401	567,894
Aviva PLC	269,106	1,955,235
AXA SA	60,229	1,722,467
Chubb, Ltd.	5,888	798,825
Muenchener Rueckversicherungs-Gesellschaft AG	7,225	1,653,529
Prudential PLC	92,545	2,379,704
Sampo Oyj, Class A	10,319	558,068
SCOR SE	39,514	1,602,414
Swiss Re AG	17,152	1,634,058
		$14,656,631

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)(3)	2,699	$4,226,985
		$4,226,985

Internet Software & Services — 2.1%
Alphabet, Inc., Class C(1)(3)	5,593	$5,689,927
Facebook, Inc., Class A(1)	10,550	1,814,600
		$7,504,527

IT Services — 0.5%
Visa, Inc., Class A	12,785	$1,622,161
		$1,622,161

Life Sciences Tools & Services — 0.4%
Lonza Group AG	5,426	$1,325,744
		$1,325,744

Machinery — 3.2%
Atlas Copco AB, Class A	45,027	$1,760,840
Fortive Corp.	18,218	1,280,907
ITT, Inc.	24,210	1,183,627
Komatsu, Ltd.	45,540	1,552,400
MISUMI Group, Inc.	67,140	1,852,822

13	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	10,469	$1,723,407
Xylem, Inc.	26,470	1,929,663
		$11,283,666

Media — 0.5%
Interpublic Group of Cos., Inc. (The)	35,972	$848,580
ProSiebenSat.1 Media SE	25,871	938,549
		$1,787,129

Metals & Mining — 0.6%
Rio Tinto, Ltd.	34,017	$2,024,493
		$2,024,493

Multi-Utilities — 2.2%
A2A SpA	274,915	$552,784
CMS Energy Corp.	51,929	2,450,529
RWE AG	59,721	1,427,435
Suez	163,119	2,352,435
Veolia Environnement SA	36,376	860,606
		$7,643,789

Oil, Gas & Consumable Fuels — 2.8%
BP PLC	344,303	$2,557,468
ConocoPhillips	27,032	1,770,596
Exxon Mobil Corp.	37,247	2,895,954
Phillips 66	14,746	1,641,377
Seven Generations Energy, Ltd., Class A(1)	68,460	976,820
		$9,842,215

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	6,433	$952,663
Unilever PLC	57,141	3,205,154
		$4,157,817

Pharmaceuticals — 3.1%
Bayer AG	16,389	$1,958,806
Eli Lilly & Co.	25,973	2,105,631
Johnson & Johnson	23,285	2,945,320
Novo Nordisk A/S, Class B	36,793	1,730,298
Sanofi	6,810	538,414
Zoetis, Inc.	19,203	1,603,066
		$10,881,535

Security	Shares	Value

Professional Services — 0.5%
Verisk Analytics, Inc.(1)	17,982	$1,914,184
		$1,914,184

Road & Rail — 1.0%
CSX Corp.	58,273	$3,460,833
		$3,460,833

Semiconductors & Semiconductor Equipment — 1.6%
ASML Holding NV	16,406	$3,123,435
Sumco Corp.	33,234	811,725
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,748	1,720,561
		$5,655,721

Software — 0.5%
Activision Blizzard, Inc.	29,417	$1,951,818
		$1,951,818

Specialty Retail — 1.9%
Home Depot, Inc. (The)	10,035	$1,854,468
Industria de Diseno Textil SA	68,919	2,136,363
TJX Cos., Inc. (The)	19,793	1,679,436
Ulta Beauty, Inc.(1)	4,173	1,047,048
		$6,717,315

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	10,908	$1,802,656
HP, Inc.	109,506	2,353,284
		$4,155,940

Textiles, Apparel & Luxury Goods — 0.9%
adidas AG	4,832	$1,187,558
LVMH Moet Hennessy Louis Vuitton SE	5,967	2,076,586
		$3,264,144

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.(1)	89,090	$892,682
		$892,682

Tobacco — 0.6%
British American Tobacco PLC	36,990	$2,028,808
		$2,028,808

14	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 0.7%
Tele2 AB, Class B	104,697	$1,357,074
Vodafone Group PLC	368,418	1,075,121
		$2,432,195

Total Common Stocks (identified cost $195,843,733)		$208,588,021

Preferred Stocks — 2.2%
Security	Shares	Value

Banks — 0.8%
AgriBank FCB, 6.875% to 1/1/24(4)	9,798	$1,058,796
CoBank ACB, Series F, 6.25% to 10/1/22(4)	8,600	911,600
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(4)	1,115	120,199
Farm Credit Bank of Texas, Series 1, 10.00%	230	271,400
First Republic Bank, Series G, 5.50%	2,950	74,370
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	14,030	375,724
Wells Fargo & Co., Series Y, 5.625%	4,650	115,041
		$2,927,130

Capital Markets — 0.1%
KKR & Co., L.P., Series A, 6.75%	7,197	$186,762
		$186,762

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	$225,960
SCE Trust VI, 5.00%	15,350	345,989
Southern Co. (The), 6.25%	22,549	584,019
		$1,155,968

Equity Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties, Inc., Series D, 7.375%	18,075	$319,927
DDR Corp., Series A, 6.375%	10,450	240,663
DDR Corp., Series K, 6.25%	1,950	42,413
Spirit Realty Capital, Inc., Series A, 6.00%	9,250	192,863
Summit Hotel Properties, Inc., Series E, 6.25%	8,975	211,092
Vornado Realty Trust, Series K, 5.70%	21,500	513,850
		$1,520,808

Food Products — 0.2%
Dairy Farmers of America, Inc., 7.875%(2)	4,700	$476,448
Ocean Spray Cranberries, Inc., 6.25%(2)	540	49,140
		$525,588

Security	Shares	Value

Insurance — 0.1%
Arch Capital Group, Ltd., Series E, 5.25%	7,950	$188,971
PartnerRe, Ltd., Series I, 5.875%	5,061	128,347
		$317,318

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	17,150	$431,837
		$431,837

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$229,813
		$229,813

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	23,750	$503,975
		$503,975

Total Preferred Stocks (identified cost $7,977,202)		$7,799,199

Corporate Bonds & Notes — 35.1%
Security	Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.2%
BBA US Holdings, Inc., 5.375%, 5/1/26(2)	105	$105,848
TransDigm, Inc., 6.00%, 7/15/22	500	508,125
TransDigm, Inc., 6.50%, 5/15/25	30	30,600
		$644,573

Auto Components — 0.1%
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(2)	205	$217,300
Wabash National Corp., 5.50%, 10/1/25(2)	145	141,738
		$359,038

Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(4)(5)	320	$315,800
		$315,800

Banks — 2.1%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(2)(4)(5)	200	$213,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(5)	400	387,620

15	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Banks (continued)
Banco do Brasil SA, 6.25% to 4/15/24(2)(4)(5)		859	$765,326
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(5)		818	848,675
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(5)		220	220,000
CIT Group, Inc., 4.125%, 3/9/21		125	125,444
CIT Group, Inc., 5.375%, 5/15/20		33	34,155
CIT Group, Inc., 6.125%, 3/9/28		105	108,806
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)		195	199,583
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(5)		355	369,200
Credit Agricole SA, 7.875% to 1/23/24(2)(4)(5)		327	355,612
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)(5)		460	453,675
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		215	233,813
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(5)		353	366,237
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(4)(5)		768	792,960
M&T Bank Corp., Series F, 5.125% to 11/1/26(4)(5)		280	279,118
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(4)(5)		170	168,300
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(5)		389	426,441
Societe Generale SA, 6.75% to 4/6/28(2)(4)(5)		535	531,656
UniCredit SpA, 8.00% to 6/3/24(4)(5)(6)		610	637,942
Zions Bancorporation, Series I, 5.80% to 6/15/23(4)(5)		88	90,860
			$7,609,173

Biotechnology — 0.4%
Grifols S.A., 3.20%, 5/1/25(6)	EUR	1,075	$1,311,651
			$1,311,651

Building Products — 0.7%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)		210	$208,688
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(2)		1,000	1,042,500
Standard Industries, Inc., 5.50%, 2/15/23(2)		85	87,948
Standard Industries, Inc., 6.00%, 10/15/25(2)		525	547,312
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	611,250
			$2,497,698

Capital Markets — 0.8%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(2)		400	$394,248
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(5)		450	438,750
UBS Group AG, 6.875% to 8/7/25(4)(5)(6)		833	878,299
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(6)	GBP	950	1,291,516
			$3,002,813

Security		Principal Amount* (000’s omitted)	Value

Casino & Gaming — 0.2%
Cinemark USA, Inc., 4.875%, 6/1/23		430	$427,313
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,300
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	111,100
			$568,713

Chemicals — 1.0%
Chemours Co. (The), 7.00%, 5/15/25		145	$156,781
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(2)		215	214,731
OCI N.V., 5.00%, 4/15/23(6)	EUR	785	967,197
Platform Specialty Products Corp., 6.50%, 2/1/22(2)		735	755,212
SPCM S.A., 4.875%, 9/15/25(2)		65	63,112
Tronox Finance PLC, 5.75%, 10/1/25(2)		220	214,500
Tronox, Inc., 6.50%, 4/15/26(2)		235	234,413
Valvoline, Inc., 5.50%, 7/15/24		45	46,238
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(2)		115	115,000
W.R. Grace & Co., 5.125%, 10/1/21(2)		750	772,342
			$3,539,526

Commercial Services & Supplies — 2.6%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(2)		170	$171,700
Algeco Global Finance PLC, 6.50%, 2/15/23(6)	EUR	1,425	1,771,646
Clean Harbors, Inc., 5.125%, 6/1/21		400	403,500
Covanta Holding Corp., 5.875%, 3/1/24		500	493,750
Covanta Holding Corp., 5.875%, 7/1/25		95	92,625
Covanta Holding Corp., 6.375%, 10/1/22		35	35,831
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(2)		315	314,212
GFL Environmental, Inc., 5.375%, 3/1/23(2)		270	267,975
GFL Environmental, Inc., 9.875%, 2/1/21(2)		450	474,750
H&E Equipment Services, Inc., 5.625%, 9/1/25		55	55,413
Hertz Corp. (The), 5.50%, 10/15/24(2)		75	63,187
Inter Media and Communication SpA, 4.875%, 12/31/22(6)	EUR	890	1,084,652
IPD 3 B.V., 4.50%, 7/15/22(6)	EUR	950	1,171,713
KAR Auction Services, Inc., 5.125%, 6/1/25(2)		260	252,850
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(2)		572	615,615
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	590,562
Team Health Holdings, Inc., 6.375%, 2/1/25(2)		240	210,000
Tervita Escrow Corp., 7.625%, 12/1/21(2)		195	199,875
TMS International Corp., 7.25%, 8/15/25(2)		210	217,875
United Rentals North America, Inc., 5.50%, 5/15/27		35	35,000
Waste Pro USA, Inc., 5.50%, 2/15/26(2)		105	104,181
Wrangler Buyer Corp., 6.00%, 10/1/25(2)		510	504,900
			$9,131,812

16	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Communications Equipment — 0.3%
CommScope Technologies, LLC, 6.00%, 6/15/25(2)		85	$87,975
Riverbed Technology, Inc., 8.875%, 3/1/23(2)		630	585,113
Sprint Communications, Inc., 6.00%, 11/15/22		75	76,781
Western Digital Corp., 4.75%, 2/15/26		520	513,500
			$1,263,369

Construction & Engineering — 0.5%
ABG Orphan Holdco S.a.r.l., 14.00%, (5.00% Cash, 9.00% PIK), 2/28/21(2)(7)		334	$360,219
Novafives SAS, 4.50%, (3 mo. EURIBOR + 4.50%), 6/15/25(6)(8)	EUR	890	1,085,409
Pisces Midco, Inc., 8.00%, 4/15/26(2)		285	286,510
			$1,732,138

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		160	$165,200
CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	895	1,242,954
			$1,408,154

Containers & Packaging — 0.5%
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(2)(7)		650	$687,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(2)		200	202,750
BWAY Holding Co., 5.50%, 4/15/24(2)		155	156,426
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(2)		120	120,676
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	488,648
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(2)		140	146,037
			$1,801,912

Diversified Consumer Services — 0.1%
Laureate Education, Inc., 8.25%, 5/1/25(2)		335	$361,800
			$361,800

Diversified Financial Services — 1.2%
Cadence Financial Corp., 4.875%, 6/28/19(2)		508	$510,994
DAE Funding, LLC, 4.50%, 8/1/22(2)		155	149,575
DAE Funding, LLC, 5.00%, 8/1/24(2)		255	246,406
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(2)		180	181,125
FBM Finance, Inc., 8.25%, 8/15/21(2)		165	174,487

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	$117,588
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	120,750
Mercury BondCo PLC, 8.25%, (8.25% cash or 9.00% PIK), 5/30/21(6)(7)	EUR	530	669,260
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(2)		340	339,150
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(2)		150	146,062
SASU Newco SAB 20 SAS, 4.25%, 9/30/24(6)	EUR	1,015	1,200,452
Unifin Financiera SAB de CV, 8.875% to 1/29/25(2)(4)(5)		210	202,650
West Corp., 8.50%, 10/15/25(2)		240	232,800
			$4,291,299

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$500,000
CenturyLink, Inc., 7.50%, 4/1/24		55	56,238
Frontier Communications Corp., 10.50%, 9/15/22		20	17,681
Level 3 Financing, Inc., 5.25%, 3/15/26		90	87,273
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,500
			$711,692

Electric Utilities — 1.1%
AES Corp. (The), 5.125%, 9/1/27		25	$25,438
AES Corp. (The), 5.50%, 4/15/25		14	14,385
AES Corp. (The), 6.00%, 5/15/26		45	47,250
Electricite de France S.A., 6.00% to 1/29/26(4)(5)(6)	GBP	800	1,156,585
Melton Renewable Energy UK PLC, 6.75%, 2/1/20(6)	GBP	168	234,466
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)		95	91,913
NRG Yield Operating, LLC, 5.375%, 8/15/24		385	387,406
Pattern Energy Group, Inc., 5.875%, 2/1/24(2)		60	61,500
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)		580	599,538
TerraForm Power Operating, LLC, 4.25%, 1/31/23(2)		95	90,963
TerraForm Power Operating, LLC, 5.00%, 1/31/28(2)		145	136,300
TerraForm Power Operating, LLC, 6.625%, 6/15/25(2)		90	96,412
Vistra Energy Corp., 7.375%, 11/1/22		450	475,312
Vistra Energy Corp., 7.625%, 11/1/24		45	48,600
Vistra Energy Corp., 8.00%, 1/15/25(2)		115	125,206
Vistra Energy Corp., 8.125%, 1/30/26(2)		190	209,237
			$3,800,511

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 3/31/27(2)(9)		467	$7,005
Oceaneering International, Inc., 6.00%, 2/1/28		230	229,268
			$236,273

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Equity Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc., 2.875%, 2/1/26	EUR	705	$823,863
Equinix, Inc., 5.375%, 5/15/27		115	117,300
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	94,911
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	205,004
SBA Communications Corp., 4.00%, 10/1/22(2)		150	143,625
SBA Communications Corp., 4.875%, 9/1/24		55	53,006
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		780	871,930
			$2,309,639

Food Products — 0.8%
Dean Foods Co., 6.50%, 3/15/23(2)		320	$307,600
Dole Food Co., Inc., 7.25%, 6/15/25(2)		225	227,812
Land O’ Lakes, Inc., 8.00%(2)(5)		875	984,375
Pilgrim’s Pride Corp., 5.75%, 3/15/25(2)		190	186,200
Pilgrim’s Pride Corp., 5.875%, 9/30/27(2)		95	90,963
Post Holdings, Inc., 5.00%, 8/15/26(2)		85	79,900
Post Holdings, Inc., 5.50%, 3/1/25(2)		190	187,150
Post Holdings, Inc., 5.625%, 1/15/28(2)		245	234,894
US Foods, Inc., 5.875%, 6/15/24(2)		395	403,887
			$2,702,781

Health Care Equipment & Supplies — 1.5%
Centene Corp., 4.75%, 1/15/25		300	$292,407
Centene Corp., 5.625%, 2/15/21		90	92,877
Centene Corp., 6.125%, 2/15/24		340	357,068
Envision Healthcare Corp., 5.625%, 7/15/22		620	624,650
Envision Healthcare Corp., 6.25%, 12/1/24(2)		775	809,875
Hologic, Inc., 4.375%, 10/15/25(2)		70	67,550
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(2)		590	598,850
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(2)		320	332,048
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(2)		390	438,750
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(2)		1,230	1,255,104
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(2)(7)		440	447,700
			$5,316,879

Health Care Providers & Services — 0.9%
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		325	$297,172
Constantin Investissement 3 SASU, 5.375%, 4/15/25(6)	EUR	980	1,159,478
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(2)(7)		150	152,250
HCA, Inc., 5.875%, 2/15/26		750	761,250

Security	Principal Amount* (000’s omitted)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp., 6.75%, 6/15/23	260	$256,587
Tenet Healthcare Corp., 7.50%, 1/1/22(2)	85	89,888
WellCare Health Plans, Inc., 5.25%, 4/1/25	375	377,850
		$3,094,475

Hotels, Restaurants & Leisure — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(2)	325	$309,969
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(2)	519	501,972
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(2)	454	434,705
Eldorado Resorts, Inc., 6.00%, 4/1/25	220	219,175
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(2)	490	521,237
Golden Nugget, Inc., 6.75%, 10/15/24(2)	545	554,537
Golden Nugget, Inc., 8.75%, 10/1/25(2)	295	309,013
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	555	574,425
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(2)	585	642,037
MGM Resorts International, 6.00%, 3/15/23	200	209,500
NCL Corp., Ltd., 4.75%, 12/15/21(2)	121	123,118
Scientific Games International, Inc., 10.00%, 12/1/22	420	454,129
Viking Cruises, Ltd., 5.875%, 9/15/27(2)	580	561,150
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(2)	55	53,298
		$5,468,265

Household Products — 0.1%
Central Garden & Pet Co., 6.125%, 11/15/23	235	$246,162
Spectrum Brands, Inc., 5.75%, 7/15/25	35	35,142
		$281,304

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.25%, 6/1/26(2)	150	$144,094
Calpine Corp., 5.50%, 2/1/24	45	41,456
Calpine Corp., 5.75%, 1/15/25	355	325,712
NRG Energy, Inc., 5.75%, 1/15/28(2)	210	208,425
NRG Energy, Inc., 7.25%, 5/15/26	350	375,375
		$1,095,062

Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(2)	560	$582,053
Hub International, Ltd., 7.00%, 5/1/26(2)	395	396,975

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International, Ltd., 7.875%, 10/1/21(2)		500	$521,250
KIRS Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	910	1,313,482
			$2,813,760

Internet Software & Services — 0.4%
EIG Investors Corp., 10.875%, 2/1/24		480	$523,200
Netflix, Inc., 5.875%, 11/15/28(2)		300	300,750
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(2)		105	104,475
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	483,112
			$1,411,537

IT Services — 0.2%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(2)		40	$39,600
Gartner, Inc., 5.125%, 4/1/25(2)		55	55,258
La Financiere Atalian SAS, 5.125%, 5/15/25(6)(10)	EUR	685	827,206
			$922,064

Machinery — 0.5%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(2)		115	$122,584
Cleaver-Brooks, Inc., 7.875%, 3/1/23(2)		95	98,325
Cloud Crane, LLC, 10.125%, 8/1/24(2)		190	207,575
Navistar International Corp., 6.625%, 11/1/25(2)		445	463,913
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(2)		560	559,300
Welbilt, Inc., 9.50%, 2/15/24		295	328,925
			$1,780,622

Media — 2.5%
Altice France S.A., 6.00%, 5/15/22(2)		475	$470,226
Altice France S.A., 7.375%, 5/1/26(2)		455	443,056
Altice Luxembourg S.A., 7.25%, 5/15/22(6)	EUR	546	655,087
Altice Luxembourg S.A., 7.75%, 5/15/22(2)		315	302,006
Altice US Finance I Corp., 5.50%, 5/15/26(2)		200	194,375
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	484,639
Cablevision Systems Corp., 5.875%, 9/15/22		50	49,375
Cablevision Systems Corp., 8.00%, 4/15/20		70	74,375
CBS Radio, Inc., 7.25%, 11/1/24(2)		180	183,600
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(2)		1,130	1,149,786
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(2)		10	9,936
CSC Holdings, LLC, 6.75%, 11/15/21		500	527,500
CSC Holdings, LLC, 10.875%, 10/15/25(2)		422	495,850

Security		Principal Amount* (000’s omitted)	Value

Media (continued)
DISH DBS Corp., 7.75%, 7/1/26		95	$86,509
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(2)		140	130,725
MDC Partners, Inc., 6.50%, 5/1/24(2)		200	197,750
Meredith Corp., 6.875%, 2/1/26(2)		35	35,525
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(2)(7)		16	16,080
Salem Media Group, Inc., 6.75%, 6/1/24(2)		295	280,988
Sirius XM Radio, Inc., 5.00%, 8/1/27(2)		185	177,253
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)		500	514,944
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(6)	EUR	850	1,090,459
UPC Holding B.V., 3.875%, 6/15/29(6)	EUR	965	1,109,800
UPC Holding B.V., 5.50%, 1/15/28(2)		260	243,100
Ziggo Secured Finance B.V., 5.50%, 1/15/27(2)		150	141,750
			$9,064,694

Metals & Mining — 2.0%
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(2)		770	$843,150
Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	468,000
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,000
Allegheny Technologies, Inc., 7.875%, 8/15/23		205	222,896
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(2)(4)		270	301,725
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(2)		55	57,475
Bombardier, Inc., 6.00%, 10/15/22(2)		560	560,000
Bombardier, Inc., 6.125%, 1/15/23(2)		20	20,225
Bombardier, Inc., 7.50%, 12/1/24(2)		170	179,350
Bombardier, Inc., 7.50%, 3/15/25(2)		55	57,475
Centennial Resource Production, LLC, 5.375%, 1/15/26(2)		320	318,400
Constellium N.V., 4.25%, 2/15/26(6)	EUR	940	1,152,080
Eldorado Gold Corp., 6.125%, 12/15/20(2)		45	41,738
Ensco PLC, 7.75%, 2/1/26		80	75,500
First Quantum Minerals, Ltd., 6.875%, 3/1/26(2)		280	266,700
First Quantum Minerals, Ltd., 7.00%, 2/15/21(2)		75	75,563
First Quantum Minerals, Ltd., 7.25%, 4/1/23(2)		415	414,917
First Quantum Minerals, Ltd., 7.50%, 4/1/25(2)		445	441,685
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	39,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	72,750
Hudbay Minerals, Inc., 7.25%, 1/15/23(2)		115	120,463
Hudbay Minerals, Inc., 7.625%, 1/15/25(2)		200	212,812
New Gold, Inc., 6.25%, 11/15/22(2)		155	158,487
New Gold, Inc., 6.375%, 5/15/25(2)		85	86,806
Novelis Corp., 5.875%, 9/30/26(2)		180	179,100
Novelis Corp., 6.25%, 8/15/24(2)		125	127,656

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(2)		185	$191,012
Teck Resources, Ltd., 5.20%, 3/1/42		40	37,700
Teck Resources, Ltd., 5.40%, 2/1/43		85	81,813
Teck Resources, Ltd., 6.00%, 8/15/40		45	47,138
Teck Resources, Ltd., 8.50%, 6/1/24(2)		130	145,437
			$7,048,703

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)		114	$120,752
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	1,347,241
			$1,467,993

Multiline Retail — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23		330	$344,339
			$344,339

Oil, Gas & Consumable Fuels — 3.8%
Aker BP ASA, 5.875%, 3/31/25(2)		1,150	$1,196,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		120	118,500
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		30	30,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27		30	29,025
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26		55	54,863
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,015,300
Berry Petroleum Co., LLC, 7.00%, 2/15/26(2)		220	226,050
Canbriam Energy, Inc., 9.75%, 11/15/19(2)		305	311,100
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(2)		235	230,300
Chesapeake Energy Corp., 8.00%, 12/15/22(2)		31	32,976
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(2)		165	159,637
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(2)		720	712,800
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		200	205,000
Denbury Resources, Inc., 9.00%, 5/15/21(2)		95	99,750
Diamondback Energy, Inc., 4.75%, 11/1/24		60	59,907
Diamondback Energy, Inc., 5.375%, 5/31/25		140	142,275
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(2)		155	156,162
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(2)		205	206,794

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	392	$368,796
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	110	114,400
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(2)	385	373,931
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(2)	195	204,750
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(2)	360	374,400
Gulfport Energy Corp., 6.00%, 10/15/24	49	46,795
Gulfport Energy Corp., 6.625%, 5/1/23	350	353,500
Jagged Peak Energy, LLC, 5.875%, 5/1/26(2)(10)	47	47,264
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(2)	275	277,406
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	64,919
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	518,125
Nabors Industries, Inc., 4.625%, 9/15/21	40	39,300
Nabors Industries, Inc., 5.75%, 2/1/25(2)	310	294,112
Newfield Exploration Co., 5.625%, 7/1/24	65	69,225
Oasis Petroleum, Inc., 6.50%, 11/1/21	50	51,375
Oasis Petroleum, Inc., 6.875%, 3/15/22	45	46,463
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	242,050
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(5)	862	20,555
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(2)	75	75,188
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(2)	140	141,050
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(2)	185	187,775
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(2)	150	157,125
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	103,750
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	130	135,200
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	710	691,362
Precision Drilling Corp., 6.50%, 12/15/21	17	17,425
Precision Drilling Corp., 7.125%, 1/15/26(2)	75	75,938
Precision Drilling Corp., 7.75%, 12/15/23	10	10,463
QEP Resources, Inc., 5.625%, 3/1/26	85	81,706
Resolute Energy Corp., 8.50%, 5/1/20	65	65,163
SESI, LLC, 7.75%, 9/15/24(2)	35	36,313
Seven Generations Energy, Ltd., 5.375%, 9/30/25(2)	255	248,625
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(2)	270	275,062
SM Energy Co., 5.625%, 6/1/25	85	82,875
SM Energy Co., 6.125%, 11/15/22	435	441,525
SM Energy Co., 6.75%, 9/15/26	147	150,307
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(2)	145	143,111

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(2)	80	$77,400
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(2)	155	154,419
Teleflex, Inc., 4.625%, 11/15/27	160	154,142
Transocean, Inc., 7.50%, 1/15/26(2)	105	106,312
Trinidad Drilling, Ltd., 6.625%, 2/15/25(2)	205	197,569
Weatherford International, Ltd., 8.25%, 6/15/23	40	37,700
Weatherford International, Ltd., 9.875%, 2/15/24	95	92,388
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,656
Whiting Petroleum Corp., 6.625%, 1/15/26(2)	315	323,269
WildHorse Resource Development Corp., 6.875%, 2/1/25(2)	165	168,300
WildHorse Resource Development Corp., 6.875%, 2/1/25	380	387,600
		$13,338,523

Paper & Forest Products — 0.0%(11)
Mercer International, Inc., 5.50%, 1/15/26(2)	70	$68,950
		$68,950

Pharmaceuticals — 0.7%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(2)	340	$331,925
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(2)	198	211,365
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(2)	455	441,882
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(2)	95	94,881
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(2)	110	100,994
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(2)	155	161,394
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(2)	315	333,411
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	40	40,496
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(2)	245	249,900
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(2)	245	248,981
Vizient, Inc., 10.375%, 3/1/24(2)	125	139,063
		$2,354,292

Pipelines — 1.1%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	105	$112,087
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	70	70,000

Security		Principal Amount* (000’s omitted)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	$237,983
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	186,362
Enbridge Energy Partners, L.P., 6.106%, (3 mo. USD LIBOR + 3.798%), 10/1/77(8)		432	429,840
Energy Transfer Equity, L.P., 5.875%, 1/15/24		15	15,356
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(4)(5)		650	620,539
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(4)		455	430,652
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(2)		580	595,950
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(2)		60	60,450
NGPL PipeCo, LLC, 4.375%, 8/15/22(2)		50	49,938
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(2)		565	565,000
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	223,606
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	125,156
Williams Cos., Inc. (The), 5.75%, 6/24/44		85	89,038
			$3,811,957

Real Estate Investment Trusts (REITs) — 1.1%
ADLER Real Estate AG, 1.875%, 4/27/23(6)	EUR	1,200	$1,429,898
ESH Hospitality, Inc., 5.25%, 5/1/25(2)		160	156,800
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(2)		465	461,513
IRB Holding Corp., 6.75%, 2/15/26(2)		160	154,800
Kennedy Wilson Europe Real Estate PLC, 3.25%, 11/12/25(6)	EUR	1,100	1,363,601
Mattamy Group Corp., 6.50%, 10/1/25(2)		180	180,450
Mattamy Group Corp., 6.875%, 12/15/23(2)		250	258,125
			$4,005,187

Real Estate Management & Development — 0.3%
AT Securities B.V., 5.25% to 7/21/23(4)(5)(6)		1,250	$1,216,875
			$1,216,875

Semiconductors & Semiconductor Equipment — 0.3%
Microsemi Corp., 9.125%, 4/15/23(2)		575	$635,375
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(2)		200	201,000
Versum Materials, Inc., 5.50%, 9/30/24(2)		145	148,582
			$984,957

Software — 0.4%
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(2)		255	$264,244
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(2)		545	609,038

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Software (continued)
Symantec Corp., 5.00%, 4/15/25(2)		115	$115,755
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(2)		200	193,500
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(2)		260	226,200
			$1,408,737

Specialty Retail — 0.1%
Beacon Escrow Corp., 4.875%, 11/1/25(2)		190	$180,500
Entegris, Inc., 4.625%, 2/10/26(2)		200	194,000
Hot Topic, Inc., 9.25%, 6/15/21(2)		80	79,000
			$453,500

Technology Hardware, Storage & Peripherals — 0.3%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(2)		135	$142,105
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(2)		205	211,395
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(2)		315	334,127
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(2)		210	223,849
Seagate HDD Cayman, 4.75%, 1/1/25		105	101,938
			$1,013,414

Telecommunications — 1.0%
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	$142,281
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	94,525
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	37,856
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(2)		200	211,500
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(2)		120	113,700
Sprint Capital Corp., 6.875%, 11/15/28		655	669,738
Sprint Corp., 7.875%, 9/15/23		1,800	1,935,000
T-Mobile USA, Inc., 4.50%, 2/1/26		155	149,381
T-Mobile USA, Inc., 4.75%, 2/1/28		170	163,804
			$3,517,785

Textiles, Apparel & Luxury Goods — 0.2%
CBR Fashion Finance B.V., 5.125%, 10/1/22(6)	EUR	815	$865,934
			$865,934

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21		235	$248,402
			$248,402

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(2)		190	$185,459
			$185,459

Security		Principal Amount* (000’s omitted)	Value

Transportation — 0.3%
CEVA Group PLC, 7.00%, 3/1/21(2)		75	$75,750
CMA CGM S.A., 5.25%, 1/15/25(6)	EUR	127	140,709
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(2)		260	268,450
XPO Logistics, Inc., 6.125%, 9/1/23(2)		80	83,100
XPO Logistics, Inc., 6.50%, 6/15/22(2)		500	518,125
			$1,086,134

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		215	$226,825
			$226,825

Total Corporate Bonds & Notes (identified cost $123,253,516)			$124,496,993

Senior Floating-Rate Loans — 2.2%(12)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Building and Development — 0.1%
Pisces Midco, Inc., Term Loan, Maturing 4/12/25(13)		$200	$202,040
			$202,040

Business Equipment and Services — 0.3%
EIG Investors Corp., Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23		$466	$469,913
Solera, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23		681	684,458
			$1,154,371

Containers and Glass Products — 0.3%
BWAY Holding Company, Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing 4/3/24(14)		$993	$999,737
			$999,737

Electronics / Electrical — 0.4%
Applied Systems, Inc., Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24		$179	$180,879
Cortes NP Acquisition Corporation, Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23		494	494,869
Riverbed Technology, Inc., Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22		496	494,726

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	$65	$65,506
SS&C Technologies, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	174	174,900
		$1,410,880

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$394	$397,214
		$397,214

Health Care — 0.2%
MPH Acquisition Holdings, LLC, Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	$388	$390,542
Press Ganey Holdings, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 10/21/23	52	51,924
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	285	290,032
		$732,498

Industrial Equipment — 0.1%
Titan Acquisition Limited, Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing 3/28/25	$385	$385,993
		$385,993

Insurance — 0.2%
Asurion, LLC, Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$525	$540,750
		$540,750

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 9.44%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$365	$387,128
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(15)	47	49,058
		$436,186

Publishing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$515	$505,366
Meredith Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing 1/31/25	180	181,363
		$686,729

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$174	$178,260
GrafTech Finance, Inc., Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	500	501,563
		$679,823

Surface Transport — 0.0%(11)
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	$145	$147,900
		$147,900

Telecommunications — 0.0%(11)
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(15)	$110	$112,447
		$112,447

Utilities — 0.0%(11)
TerraForm Power Operating, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$100	$100,498
		$100,498

Total Senior Floating-Rate Loans (identified cost $7,917,386)		$7,987,066

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(2)	$300	$298,286

Total Convertible Bonds (identified cost $287,405)		$298,286

Miscellaneous — 0.0%
Security	Principal Amount	Value

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(1)(16)	$200,000	$0

Total Miscellaneous (identified cost $0)		$0

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(17)	$3,422,513	$3,422,170

Total Short-Term Investments (identified cost $3,422,133)		$3,422,170

Total Investments — 99.5% (identified cost $338,701,375)		$352,591,735

Other Assets, Less Liabilities — 0.5%		$1,670,095

Net Assets — 100.0%		$354,261,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $60,488,649 or 17.1% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $28,375,592 or 8.0% of the Portfolio’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)	When-issued security.

(11)	Amount is less than 0.05%.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(14)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(15)	Fixed-rate loan.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.2%	$194,697,863
United Kingdom	8.7	30,592,070
France	8.2	28,919,222
Germany	4.9	17,284,524
Japan	3.6	12,581,916
Canada	3.5	12,175,705
Netherlands	3.2	11,446,941
Sweden	2.1	7,485,264
Italy	1.9	6,735,578
Spain	1.7	6,065,937
Switzerland	1.3	4,411,746
Norway	0.8	2,734,578
Denmark	0.7	2,542,446
Luxembourg	0.6	2,071,777
Belgium	0.5	1,811,049
Hong Kong	0.5	1,784,437
Taiwan	0.5	1,720,561
Finland	0.5	1,662,023
Zambia	0.3	1,198,865
Brazil	0.3	1,180,129
New Zealand	0.2	755,361
Australia	0.2	730,206
Ireland	0.2	687,962
Israel	0.1	441,882
United Arab Emirates	0.1	395,981
Cayman Islands	0.1	275,062
Mexico	0.1	202,650
Total Investments	100.0%	$352,591,735

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	144	Long	Jun-18	$19,058,400	$(892,088)
Nikkei 225 Index	10	Long	Jun-18	2,051,303	91,003
STOXX Europe 600 Banks Index	342	Short	Jun-18	(3,615,758)	22,644
STOXX Europe 600 Index	639	Short	Jun-18	(14,657,995)	(489,904)
STOXX Europe 600 Insurance Index	148	Short	Jun-18	(2,597,461)	(13,386)

					$(1,281,731)

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

STOXX Europe 600 Banks Index:  Index composed of companies from the European banks sector.

STOXX Europe 600 Index:  Represents large, mid and small capitalization companies across 17 countries of the European region.

STOXX Europe 600 Insurance Index:  Index composed of companies from the European insurance sector.

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $335,279,242)	$349,169,565
Affiliated investment, at value (identified cost, $3,422,133)	3,422,170
Cash	27,615
Interest and dividends receivable	2,817,665
Dividends receivable from affiliated investment	5,368
Receivable for investments sold	2,301,170
Tax reclaims receivable	1,106,839
Total assets	$358,850,392

Liabilities
Payable for investments purchased	$662,187
Payable for when-issued securities	876,820
Payable for variation margin on open financial futures contracts	161,003
Due to custodian — foreign currency, at value (identified cost, $2,584,698)	2,576,399
Payable to affiliates:
Investment adviser fee	191,025
Trustees’ fees	1,325
Accrued expenses	119,803
Total liabilities	$4,588,562
Net Assets applicable to investors’ interest in Portfolio	$354,261,830

Sources of Net Assets
Investors’ capital	$341,645,933
Net unrealized appreciation	12,615,897
Total	$354,261,830

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $961,266)	$4,341,729
Dividends from affiliated investment	27,621
Interest (net of foreign taxes, $13,218)	3,980,872
Total investment income	$8,350,222

Expenses
Investment adviser fee	$1,175,257
Trustees’ fees and expenses	7,514
Custodian fee	87,696
Legal and accounting services	31,050
Miscellaneous	40,044
Total expenses	$1,341,561

Net investment income	$7,008,661

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,535,889 (1)
Investment transactions — affiliated investment	722
Financial futures contracts	169,583
Foreign currency transactions	(48,916)
Net realized gain	$10,657,278
Change in unrealized appreciation (depreciation) —
Investments	$(10,001,013)
Investments — affiliated investment	37
Financial futures contracts	(1,281,731)
Foreign currency	13,008
Net change in unrealized appreciation (depreciation)	$(11,269,699)

Net realized and unrealized loss	$(612,421)

Net increase in net assets from operations	$6,396,240

(1)	Includes $447,006 of net realized gains from redemptions in-kind.

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$7,008,661	$17,195,805
Net realized gain	10,657,278 (1)	21,057,640 (2)
Net change in unrealized appreciation (depreciation)	(11,269,699)	17,720,315
Net increase in net assets from operations	$6,396,240	$55,973,760
Capital transactions —
Contributions	$7,198,218	$16,973,536
Withdrawals	(23,897,675)	(85,428,038)
Portfolio transaction fee	88,831	258,836
Net decrease in net assets from capital transactions	$(16,610,626)	$(68,195,666)

Net decrease in net assets	$(10,214,386)	$(12,221,906)

Net Assets
At beginning of period	$364,476,216	$376,698,122
At end of period	$354,261,830	$364,476,216

(1)	Includes $447,006 of net realized gains from redemptions in-kind.

(2)	Includes $2,455,461 of net realized gains from redemptions in-kind.

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Financial Highlights

Ratios/Supplemental Data	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.74	%(2)	0.75%	0.80	%(2)
Net investment income	3.88	%(2)	4.56%	3.75	%(2)
Portfolio Turnover	68	%(3)	143%	66	%(3)

Total Return	1.72	%(3)	15.99%	3.65	%(3)

Net assets, end of Period (000’s omitted)	$354,262		$364,476	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 98.2% and 1.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

30

Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the

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Global Income Builder Portfolio

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Notes to Financial Statements (Unaudited) — continued

security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $1,175,257 or 0.65% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of EVC, a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2018, BMR reimbursed the Portfolio $183,877 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of approximately 0.05%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, and including maturities and principal repayments on Senior Loans, aggregated $241,030,776 and $245,177,251, respectively, for the six months ended April 30, 2018. In-kind contributions and withdrawals for the six months ended April 30, 2018 aggregated $2,656,459 and $2,650,645, respectively.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$339,315,767

Gross unrealized appreciation	$21,930,634
Gross unrealized depreciation	(9,936,397)

Net unrealized appreciation	$11,994,237

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has

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Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$113,647	$(1,395,378)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$169,583	$(1,281,731)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$16,199,000	$16,899,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign

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Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$10,499,818	$8,672,147		$—	$19,171,965
Consumer Staples	3,165,872	10,892,499		—	14,058,371
Energy	8,456,833	2,557,468		—	11,014,301
Financials	14,412,521	36,078,473		—	50,490,994
Health Care	15,144,350	6,336,248		—	21,480,598
Industrials	15,687,229	16,152,776		—	31,840,005
Information Technology	20,033,808	7,105,657		—	27,139,465
Materials	3,791,840	5,153,047		—	8,944,887
Real Estate	6,524,020	—		—	6,524,020
Telecommunication Services	—	5,376,180		—	5,376,180
Utilities	5,490,896	7,056,339		—	12,547,235

Total Common Stocks	$103,207,187	$105,380,834	**	$—	$208,588,021

Preferred Stocks
Consumer Staples	$—	$525,588		$—	$525,588
Energy	503,975	—		—	503,975
Financials	1,069,215	2,361,995		—	3,431,210
Industrials	431,837	—		—	431,837
Real Estate	1,520,808	—		—	1,520,808
Utilities	1,385,781	—		—	1,385,781

Total Preferred Stocks	$4,911,616	$2,887,583		$—	$7,799,199
Corporate Bonds & Notes	$—	$124,496,993		$—	$124,496,993
Senior Floating-Rate Loans	—	7,987,066		—	7,987,066
Convertible Bonds	—	298,286		—	298,286
Miscellaneous	—	—		0	0
Short-Term Investments	—	3,422,170		—	3,422,170

Total Investments	$108,118,803	$244,472,932		$0	$352,591,735

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Global Income Builder Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total
Futures Contracts	$—	$113,647	$—	$113,647

Total	$108,118,803	$244,586,579	$—	$352,705,382

Liability Description
Futures Contracts	$(892,088)	$(503,290)	$—	$(1,395,378)

Total	$(892,088)	$(503,290)	$—	$(1,395,378)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

35

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Global Income Builder NextShares

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Income Builder NextShares (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Income Builder Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) and the sub-advisory agreement of the Fund, as well as the sub-advisory agreement of the Portfolio, with Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and sub-advisory agreement for the Fund and the investment advisory agreement and sub-advisory agreement for the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the applicable Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the investment strategy of the Fund and the Portfolio. The Board considered each Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of each Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services

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Eaton Vance

Global Income Builder NextShares

April 30, 2018

Board of Trustees’ Contract Approval — continued

involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board considered the special attributes of the Fund relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the applicable Adviser and its affiliates in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-year period ended September 30, 2017 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

38

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

39

Eaton Vance

Global Income Builder NextShares

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Global Income Builder NextShares

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder NextShares and Global Income Builder Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your financial advisor may household the mailing of your documents indefinitely unless you instruct your financial advisor otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Income Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Eaton Vance Global Income Builder NextShares and Global Income Builder Portfolio

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Investment Adviser and Administrator of Eaton Vance Global Income Builder NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21984    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 21, 2018